Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 1,448	$ 1,429
Accumulated amortization and impairment	974	910
Total intangible assets, net	$ 474	$ 519